Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table for Non-CEO Named Executive Officers(3)	Average Summary Compensation Actually Paid to Non-CEO Named Executive Officers(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income ($ millions)	Company Selected Measure: Earnings Per Share ($)
2024	$2,678,922	$1,363,785	$1,261,187	$1,020,455	$100.49	$123.92	$115.00	$2.15
2023	$2,395,804	$2,486,133	$1,271,492	$1,319,147	$96.64	$114.99	$130.50	$2.45
2022	$3,492,506	$3,124,239	$1,165,405	$1,074,976	$100.17	$90.81	$51.40	$1.48
2021	$1,747,942	$1,793,633	$655,068	$683,648	$96.87	$128.27	$81.60	$2.85
2020	$1,474,092	$1,424,283	$679,635	$653,648	$83.67	$107.54	$26.40	$1.57

(1)
Amounts reported are for Robert R. Franklin, Jr., who served as our Chief Executive Officer during each of the applicable fiscal years.

(2)
Our non-CEO Named Executive Officers (our “Non-CEO Named Executive Officers”) were (a) Paul P. Egge, Steven F. Retzloff, Ramon A. Vitulli, III, and Justin M. Long for 2024 (b) Paul P. Egge, Steven F. Retzloff, Ramon A. Vitulli, III, and Justin M. Long for 2023, (c) Paul P. Egge, Robert T. Pigott, Jr., Steven F. Retzloff, Ramon A. Vitulli, III, and Travis Jaggers for 2022; and (d) Robert T. Pigott and J. Pat Parsons for 2021 and 2020.

(3)
Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the methodology prescribed by the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-CEO Named Executive Officers for the fiscal year ended December 31, 2024.

	2024
	CEO	Non-CEO NEOs (Average)
Summary Compensation Total	$2,678,922	$1,261,187
Adjustments:
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$(1,088,106)	$(412,117)
Increased based on ASC Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	$1,185,300	$454,213
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year End, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	$(1,619,979)	$(472,193)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	$207,648	$189,365
Total Adjustments	$(1,315,137)	$(240,731)
Total Compensation Actually Paid	$1,363,785	$1,020,455
For purposes of the foregoing adjustments, the value of equity awards was determined as follows: i) for RSAs, the closing price of our common stock on the fiscal year-end date, or, in the case of vesting RSAs, the closing price of our common stock on the applicable vesting date; and (ii) for unvested PSAs/ PSUs as of fiscal year-end, the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of fiscal year-end under ASC Topic 718, calculated by an outside professional valuation consultant using a Monte-Carlo simulation model.
(4)
Our total shareholder return is calculated, for each fiscal year, as the cumulative total shareholder return on our common stock from January 1, 2020, through the last day of the applicable fiscal year, assuming that $100 was invested beginning January 1, 2020. Amounts shown include reinvestment of dividends on the Company’s common stock.

(5)
Peer TSR for 2024 reflects the TSR of the S&P 600, the industry peer group reported in the Company’s Stock Performance Group in the 2024 Annual Report on Form 10-K. Peer TSR for 2020, 2021, 2022, and 2023 reflects the TSR of the Nasdaq Bank Index, the industry peer group reported in the Company’s Stock Performance Group in the Annual Report on Form 10-K for those fiscal years.

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote
(1)
Amounts reported are for Robert R. Franklin, Jr., who served as our Chief Executive Officer during each of the applicable fiscal years.

(2)
Our non-CEO Named Executive Officers (our “Non-CEO Named Executive Officers”) were (a) Paul P. Egge, Steven F. Retzloff, Ramon A. Vitulli, III, and Justin M. Long for 2024 (b) Paul P. Egge, Steven F. Retzloff, Ramon A. Vitulli, III, and Justin M. Long for 2023, (c) Paul P. Egge, Robert T. Pigott, Jr., Steven F. Retzloff, Ramon A. Vitulli, III, and Travis Jaggers for 2022; and (d) Robert T. Pigott and J. Pat Parsons for 2021 and 2020.

Peer Group Issuers, Footnote	(5) Peer TSR for 2024 reflects the TSR of the S&P 600, the industry peer group reported in the Company’s Stock Performance Group in the 2024 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 2,678,922	$ 2,395,804	$ 3,492,506	$ 1,747,942	$ 1,474,092
PEO Actually Paid Compensation Amount	$ 1,363,785	2,486,133	3,124,239	1,793,633	1,424,283
Adjustment To PEO Compensation, Footnote
(3)
Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the methodology prescribed by the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-CEO Named Executive Officers for the fiscal year ended December 31, 2024.

	2024
	CEO	Non-CEO NEOs (Average)
Summary Compensation Total	$2,678,922	$1,261,187
Adjustments:
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$(1,088,106)	$(412,117)
Increased based on ASC Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	$1,185,300	$454,213
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year End, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	$(1,619,979)	$(472,193)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	$207,648	$189,365
Total Adjustments	$(1,315,137)	$(240,731)
Total Compensation Actually Paid	$1,363,785	$1,020,455
For purposes of the foregoing adjustments, the value of equity awards was determined as follows: i) for RSAs, the closing price of our common stock on the fiscal year-end date, or, in the case of vesting RSAs, the closing price of our common stock on the applicable vesting date; and (ii) for unvested PSAs/ PSUs as of fiscal year-end, the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of fiscal year-end under ASC Topic 718, calculated by an outside professional valuation consultant using a Monte-Carlo simulation model.

Non-PEO NEO Average Total Compensation Amount	$ 1,261,187	1,271,492	1,165,405	655,068	679,635
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,020,455	1,319,147	1,074,976	683,648	653,648
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the methodology prescribed by the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-CEO Named Executive Officers for the fiscal year ended December 31, 2024.

	2024
	CEO	Non-CEO NEOs (Average)
Summary Compensation Total	$2,678,922	$1,261,187
Adjustments:
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$(1,088,106)	$(412,117)
Increased based on ASC Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, determined as of Applicable Fiscal Year End	$1,185,300	$454,213
Increase based on ASC 718 Fair Value of Awards Granted during Applicable Fiscal Year that Vested during Applicable Fiscal Year End, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	$(1,619,979)	$(472,193)
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	$207,648	$189,365
Total Adjustments	$(1,315,137)	$(240,731)
Total Compensation Actually Paid	$1,363,785	$1,020,455
For purposes of the foregoing adjustments, the value of equity awards was determined as follows: i) for RSAs, the closing price of our common stock on the fiscal year-end date, or, in the case of vesting RSAs, the closing price of our common stock on the applicable vesting date; and (ii) for unvested PSAs/ PSUs as of fiscal year-end, the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of fiscal year-end under ASC Topic 718, calculated by an outside professional valuation consultant using a Monte-Carlo simulation model.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Other Financial Performance Measures
Earnings Per Share
Relative Return on Average Assets (“ROAA”) Relative Return on Average Common Equity (“ROACE”)
Relative Return on Average Tangible Common Equity (“ROATCE”)
For a discussion of how these other financial performance measures impacted the compensation actually paid to our Named Executive Officers during 2024, please see the “Compensation Discussion and Analysis” beginning on page 35.

Total Shareholder Return Amount	$ 100.49	96.64	100.17	96.87	83.67
Peer Group Total Shareholder Return Amount	123.92	114.99	90.81	128.27	107.54
Net Income (Loss)	$ 115,000,000	$ 130,500,000	$ 51,400,000	$ 81,600,000	$ 26,400,000
Company Selected Measure Amount	2.15	2.45	1.48	2.85	1.57
PEO Name	Robert R. Franklin, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Return on Average Assets (“ROAA”) Relative Return on Average Common Equity (“ROACE”)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Return on Average Tangible Common Equity (“ROATCE”)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,315,137)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,088,106)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,185,300
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,619,979)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,648
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,731)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(412,117)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	454,213
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(472,193)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 189,365